Concentration of Risks (Details) - Schedule of Concentration of Credit Risk	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Accounts receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	20.00%		20.00%
Accounts receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage			20.00%
Accounts receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]	11.00%
Accounts receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	14.00%			[1]
Accounts receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	11.00%			[1]
Revenue [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]		[1]	11.00%
Revenue [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]	76.00%		32.00%
Supplier A [Member] | Supplier [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]		[1]	22.00%
Supplier B [Member] | Supplier [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage		[1]		[1]	13.00%
Supplier C [Member] | Supplier [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	21.00%		11.00%			[1]
Supplier D [Member] | Supplier [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk, percentage	15.00%			[1]		[1]

[1]	Less than 10%